Taxes - Income tax - Deferred tax assets and liabilities by type - Assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	€ 7,978	€ 7,736	€ 7,865
Depreciation of deferred tax assets	(3,704)	(3,791)	(3,922)
Netting assets	(3,676)	(3,525)	(3,251)
Total asset	598	421	692
Deferred tax liability	4,819	4,649	4,436
Netting liabilities	(3,676)	(3,525)	(3,251)
Total liability	1,143	1,124	1,185
Provisions for employee benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	747	679	705
Fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	477	465	528
Deferred tax liability	1,603	1,481	1,476
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	4,037	3,935	3,958
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	2,717	2,658	2,673
Deferred tax liability	€ 3,216	€ 3,168	€ 2,960